Financial Instruments Held to Maturity (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments Held to Maturity [Abstract]
Financial Instruments Held to Maturity [text block table]

Carrying values and fair values of financial assets reclassified from Available for Sale to Held to Maturity

	Dec 31, 2017		Dec 31, 2016
in € m.	Carrying value (CV)	Fair Value (FV)	Carrying value (CV)	Fair Value (FV)
Debt securities reclassified:
G7 Government bonds	423	434	428	446
Other Government, supranational and agency bonds	2,747	2,804	2,778	2,859
Total financial assets reclassified to Held-to-Maturity	3,170	3,238	3,206	3,305